UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2005
                                               ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ----------------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Emigrant Bancorp, Inc.
                  --------------------------------------------
Address:                   5 East 42nd Street
                  --------------------------------------------
                           New York, New York 10017
                  --------------------------------------------


Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John R. Hart
         --------------------------------------------
Title:            Vice Chairman and Treasurer
         --------------------------------------------
Phone:            212-850-4831
         --------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John R, Hart         New York, New York        August 12, 2005
       ------------------       ---------------------     ---------------
       [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number            Name

         28-
            ------------------------     --------------------------------
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3
                                         ---------------------

Form 13F Information Table Entry Total:              49
                                         ---------------------

Form 13F Information Table Value Total:         451,980
                                         ---------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number      Name

   1      28-11238                  New York Private Bank & Trust Corporation
----      ------------------        -----------------------------------------

   2      28-11216                  Emigrant Savings Bank
----      ------------------        -----------------------------------------

   3      28-11294                  Emigrant Agency, Inc.
----      ------------------        -----------------------------------------



[Repeat as necessary.]

FORM 13F INFORMATION TABLE
               6/30/2005

               COLUMN 1                   COLUMN 2      COLUMN 3         COLUMN 4                     COLUMN 5
-----------------------------------------------------------------------------------------------------------------
                                        TITLE OF                          VALUE          SHRS OR         SH/
            NAME OF ISSUER              CLASS          CUSIP             (X$1000)        PRN AMT         PRN

American Express Co                     Common       025816109            $ 14,531.79        273,000      SH
Ballard Power Systems Inc               Common       05858H104                 731.60        155,000      SH
Bank of America Corp                    Common       060505104              50,171.00      1,100,000      SH
Bank of New York Co Inc/The             Common       064057102              36,976.54      1,284,800      SH
Capstone Turbine Corp                   Common       14067D102                 913.64        719,400      SH
Central Bancorp Inc/MA                  Common       152418109               1,274.48         49,322      SH
Citigroup Inc                           Common       172967101              38,139.75        825,000      SH
Dime Bancorp Inc New                    Warrant      25429Q110                  67.05        372,500      SH
JPMorgan Chase & Co                     Common       46625H100              38,852.00      1,100,000      SH
Mechanical Technology Inc               Common       583538103                 612.32        172,000      SH
Microsoft Corp                          Common       594918104               1,242.00         50,000      SH
New York Community Bancorp Inc          Common       649445103              17,081.72        942,700      SH
North Fork Bancorporation Inc           Common       659424105              14,045.00        500,000      SH
Regions Financial Corp                  Common       7591EP100               3,388.00        100,000      SH
Wells Fargo & Co                        Common       949746101              12,316.00        200,000      SH
-----------------------------------------------------------------------------------------------------------------
American Express Co                     Common       025816109              38,698.21        727,000      SH
Bank of America Corp                    Common       060505104              11,402.50        250,000      SH
Bank of New York Co Inc/The             Common       064057102              16,985.96        590,200      SH
BankAtlantic Bancorp Inc                Common       065908501               3,695.25        195,000      SH
Bankunited Financial Corp               Common       06652B103               5,948.80        220,000      SH
Capstone Turbine Corp                   Common       14067D102               1,173.12        923,717      SH
Citigroup Inc                           Common       172967101              21,959.25        475,000      SH
Colonial BancGroup Inc/The              Common       195493309                 772.10         35,000      SH
Fidelity Bankshares Inc                 Common       31604Q107               2,360.28         89,000      SH
Fifth Third Bancorp                     Common       316773100               8,234.00        200,000      SH
JPMorgan Chase & Co                     Common       46625H100              17,660.00        500,000      SH
Mechanical Technology Inc               Common       583538103                  39.16         11,000      SH
Merrill Lynch & Co Inc                  Common       590188108               5,501.00        100,000      SH
Microsoft Corp                          Common       594918104              26,082.00      1,050,000      SH
Morgan Stanley                          Common       617446448               1,311.75         25,000      SH
People's Bank/Bridgeport CT             Common       710198102               1,814.40         60,000      SH
Regions Financial Corp                  Common       7591EP100               6,776.00        200,000      SH
Sovereign Bancorp Inc                   Common       845905108               4,468.00        200,000      SH
3M Co                                   Common       88579Y101               8,676.00        120,000      SH
Tiffany & Co                            Common       886547108               3,276.00        100,000      SH
Wells Fargo & Co                        Common       949746101               9,237.00        150,000      SH
-----------------------------------------------------------------------------------------------------------------
Bank of America Corp                    Common       060505104               5,815.28        127,500      SH
Bank of New York Co Inc/The             Common       064057102               4,293.98        149,200      SH
Citigroup Inc                           Common       172967101               5,025.20        108,700      SH
Dime Bancorp Inc New                    Common       25429Q110                   9.00         50,000      SH
First Niagara Financial Group Inc       Common       33582V108                 437.40         30,000      SH
JPMorgan Chase & Co                     Common       46625H100               4,934.20        139,700      SH
Keycorp                                 Common       493267108                 828.75         25,000      SH
Lev Pharmaceuticals Inc                 Common       52730C101                  12.48          9,600      SH
Merck & Co Inc                          Common       589331107                 462.00         15,000      SH
Microsoft Corp                          Common       594918104               1,242.00         50,000      SH
National City Corp                      Common       635405103                 341.20         10,000      SH
Regions Financial Corp                  Common       7591EP100               1,118.04         33,000      SH
Wells Fargo & Co                        Common       949746101               1,046.86         17,000      SH
                                                                         $ 451,980.06

               COLUMN 1                                    COLUMN 6             COLUMN 7                    COLUMN 8
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                                           PUT/           INVESTMENT              OTHER                VOTING AUTHORITY
            NAME OF ISSUER                 CALL           DISCRETION            MANAGERS         SOLE        SHARED       NONE

American Express Co                                 Defined                             1,2,3      X
Ballard Power Systems Inc                           Defined                             1,2,3      X
Bank of America Corp                                Defined                             1,2,3      X
Bank of New York Co Inc/The                         Defined                             1,2,3      X
Capstone Turbine Corp                               Defined                             1,2,3      X
Central Bancorp Inc/MA                              Defined                             1,2,3      X
Citigroup Inc                                       Defined                             1,2,3      X
Dime Bancorp Inc New                                Defined                             1,2,3      X
JPMorgan Chase & Co                                 Defined                             1,2,3      X
Mechanical Technology Inc                           Defined                             1,2,3      X
Microsoft Corp                                      Defined                             1,2,3      X
New York Community Bancorp Inc                      Defined                             1,2,3      X
North Fork Bancorporation Inc                       Defined                             1,2,3      X
Regions Financial Corp                              Defined                             1,2,3      X
Wells Fargo & Co                                    Defined                             1,2,3      X
----------------------------------------------------                        -------------------------------------------------------
American Express Co                                 Defined                                 1      X
Bank of America Corp                                Defined                                 1      X
Bank of New York Co Inc/The                         Defined                                 1      X
BankAtlantic Bancorp Inc                            Defined                                 1      X
Bankunited Financial Corp                           Defined                                 1      X
Capstone Turbine Corp                               Defined                                 1      X
Citigroup Inc                                       Defined                                 1      X
Colonial BancGroup Inc/The                          Defined                                 1      X
Fidelity Bankshares Inc                             Defined                                 1      X
Fifth Third Bancorp                                 Defined                                 1      X
JPMorgan Chase & Co                                 Defined                                 1      X
Mechanical Technology Inc                           Defined                                 1      X
Merrill Lynch & Co Inc                              Defined                                 1      X
Microsoft Corp                                      Defined                                 1      X
Morgan Stanley                                      Defined                                 1      X
People's Bank/Bridgeport CT                         Defined                                 1      X
Regions Financial Corp                              Defined                                 1      X
Sovereign Bancorp Inc                               Defined                                 1      X
3M Co                                               Defined                                 1      X
Tiffany & Co                                        Defined                                 1      X
Wells Fargo & Co                                    Defined                                 1      X
----------------------------------------------------                        -------------------------------------------------------
Bank of America Corp                                Defined                               1,2      X
Bank of New York Co Inc/The                         Defined                               1,2      X
Citigroup Inc                                       Defined                               1,2      X
Dime Bancorp Inc New                                Defined                               1,2      X
First Niagara Financial Group Inc                   Defined                               1,2      X
JPMorgan Chase & Co                                 Defined                               1,2      X
Keycorp                                             Defined                               1,2      X
Lev Pharmaceuticals Inc                             Defined                               1,2      X
Merck & Co Inc                                      Defined                               1,2      X
Microsoft Corp                                      Defined                               1,2      X
National City Corp                                  Defined                               1,2      X
Regions Financial Corp                              Defined                               1,2      X
Wells Fargo & Co                                    Defined                               1,2      X
